Schedule of Amount Owed on Prepayment of Diagonal Lending Note (Details)	May 31, 2022
May 31, 2022 to July 30, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepayment Percentage	120.00%
July 31, 2022 to October 28, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepayment Percentage	125.00%
October 29, 2022 to November 27, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepayment Percentage	130.00%